UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 03/31/2012

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Donald Griffith
 Title:   Vice President Corporate Compliance
 Phone:   (413) 744-5103

 Signature, Place, and Date of Signing:

 /s/ Donald Griffith, Springfield, MA  MAY 08, 2012

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management LLC
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management, Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management LLC (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc. (OFI), OFI Institutional Asset Management, Inc. (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 65


Form 13F Information Table Value Total: 28,607

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----


 3M CO				COM	    88579Y101	   455      5095    SH       SOLE               5095
 3M CO				COM	    88579Y101       12       135    SH       SHARED-DEFINED                135
 ABBOTT LABORATORIES		COM	    002824100	   307	    5005    SH	     SOLE		5005
 ABBOTT LABORATORIES 		COM	    002824100	    26	     424    SH       SHARED-DEFINED		    424
 AMERICAN EXPRESS CO		COM	    025816109	   318      5500    SH       SOLE               5500
 APPLE INC			COM	    037833100	   225       375    SH       SOLE                375
 APPLE INC			COM	    037833100	    43        71    SH       SHARED-DEFINED 		     71
 BANK OF AMERICA		COM	    060505104	   243     25380    SH       SOLE              25380
 BANK OF AMERICA		COM	    060505104	    11      1165    SH       SHARED-DEFINED 		   1165
 BERKSHIRE HATHAWAY INC DEL	CL B NEW    084670702	   275	    3390    SH       SOLE               3390
 CISCO SYS INC			COM         17275R102	   249	   11790    SH       SOLE	       11790
 CISCO SYS INC			COM         17275R102	     2       100    SH       SHARED-DEFINED		    100
 CONSOLIDATED EDISON INC	COM	    209115104      320      5474    SH       SHARED-DEFINED		   5474
 DISCOVER FINL SVCS		COM	    254709108	   283	    8495    SH       SOLE		8495
 EBAY INC			COM	    278642103      189      5125    SH       SOLE               5125
 EBAY INC			COM	    278642103       71      1917    SH       SHARED-DEFINED                1917
 EXELON CORP			COM	    30161N101	   227      5780    SH       SOLE               5780
 EXXON MOBIL CORP       	COM         30231G102      719 	    8285    SH       SOLE		8285
 EXXON MOBIL CORP    		COM	    30231G102	    36	     414    SH	     SHARED-DEFINED		    414
 GENERAL DYNAMICS CORP          COM	    369550108      286      3895    SH       SOLE               3895
 GENERAL ELECTRIC CO    	COM         369604103	   221     11015    SH       SOLE              11015
 GOOGLE INC			CL A	    38259P508      323       503    SH       SOLE                503
 GOOGLE INC			CL A	    38259P508        6         9    SH       SHARED-DEFINED                   9
 ISHARES TR	      MSCI EMERG MKT	    464287234     1098     25557    SH       SHARED-DEFINED               25557
 ISHARES TR          MSCI EAFE INDEX        464287465	  2940	   53553    SH	     SHARED-DEFINED		  53553
 ISHARES TR           DJ SEL DIV INX        464287168     1636     29234    SH	     SHARED-DEFINED		  29234
 ISHARES TR           MID CORE INDEX        464288208      223      2312    SH	     SHARED-DEFINED		   2312
 ISHARES TR	     RUSSELL MCP GR         464287481      205      3261    SH       SHARED-DEFINED                3261
 ISHARES TR	     RUSSELL MIDCAP         464287499      683      6172    SH       SHARED-DEFINED                6172
 ISHARES TR	    RUSSELL 1000 VAL        464287598      571      8156    SH       SHARED-DEFINED                8156
 ISHARES TR         RUSSELL 1000 GRW	    464287614	   512      7747    SH       SHARED-DEFINED                7747
 ISHARES TR	 S&P MIDCP VALUE 400        464287705      331      3876    SH       SHARED-DEFINED                3876
 ISHARES TR           S&P SMLCAP 600        464287804     1205     15789    SH       SHARED-DEFINED               15789
 JPMORGAN CHASE & CO    	COM         46625H100      401      8713    SH       SOLE               8713
 JPMORGAN CHASE & CO 		COM	    46625H100	    25	     545    SH	     SHARED-DEFINED		    545
 JOHNSON & JOHNSON		COM	    478160104	   385	    5838    SH       SOLE		5838
 JOHNSON & JOHNSON		COM	    478160104       92      1399    SH       SHARED-DEFINED                1399
 JOHNSON CONTROLS		COM	    478366107 	   207      6385    SH       SOLE		6385
 LOWES COS INC	       		COM         548661107      473     15065    SH       SOLE              15065
 LOWES COS INC     		COM	    548661107	    11	     350    SH	     SHARED-DEFINED		    350
 MANNKIND CORP			COM	    56400P201       34	   13820    SH       SHARED-DEFINED               13820
 MICROSOFT CORP      		COM	    594918104	   404	   12535    SH       SOLE              12535
 MICROSOFT CORP      		COM	    594918104	   139	    4324    SH	     SHARED-DEFINED		   4324
 NATL OILWELL VARCO	        COM	    637071101	   210	    2640    SH       SOLE               2640
 NOVARTIS A G	      SPONSORED ADR         66987V109	   269      4855    SH       SOLE               4855
 NOVARTIS A G	      SPONSORED ADR         66987V109       16       290    SH       SHARED-DEFINED                 290
 PAYCHEX INC			COM	    704326107	   271	    8740    SH       SOLE               8740
 PEPSICO INC         		COM	    713448108      326      4914    SH       SOLE               4914
 PEPSICO INC         		COM	    713448108	    24	     360    SH	     SHARED-DEFINED		    360
 PFIZER INC          		COM	    717081103      279     12339    SH       SOLE              12339
 PFIZER INC          		COM	    717081103	    39	    1731    SH	     SHARED-DEFINED		   1731
 POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT 73935S105      660     22909    SH       SHARED-DEFINED               22909
 POWERSHARES QQQ TRUST    UNIT SER 1        73935A104     2605     38569    SH       SHARED-DEFINED               38569
 PROCTER & GAMBLE CO		COM	    742718109	   387      5754    SH       SOLE               5754
 PROCTER & GAMBLE CO		COM	    742718109       31       464    SH       SHARED-DEFINED                 464
 SPDR S&P 500 ETF TR         TR UNIT        78462F103     2081     14780    SH       SHARED-DEFINED               14780
 SPDR S&P MIDCAP 400 ETF TR UTSER1 S&PDCRP  78467Y107      782      4328    SH       SHARED-DEFINED                4328
 SPDR SERIES TRUST    BRCLYS YLD ETF        78464A417      408     10359    SH       SHARED-DEFINED               10359
 SPDR SERIES TRUST   BRCLYS INTL ETF        78464A516      259      4328    SH       SHARED-DEFINED                4328
 TRANSCANADA CORP 		COM         89353D107	   303      7040    SH       SOLE               7040
 VANGUARD BD INDEX FD INC SHORT TRM BOND    921937827      427      5276    SH       SHARED-DEFINED                5276
 VANGUARD BD INDEX FD INC TOTAL BND MRKT    921937835     1253     15044    SH       SHARED-DEFINED               15044
 VANGUARD INDEX FDS   SML CP GRW ETF        922908595      586      6739    SH       SHARED-DEFINED                6739
 VANGUARD INDEX FDS       GROWTH ETF        922908736      707      9957    SH       SHARED-DEFINED                9957
 ZIMMER HOLDINGS INC		COM         98956P102	   262      4075    SH       SOLE               4075
